SEGMENT INFORMATION (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
IfrsStatementLineItems [Line Items]
Gross profit	$ 597	$ 625	$ 690
Exploration expenses	21	7
Other operating income	175	177	131
Other operating expenses	(88)	(88)	(46)
Impairment of property, plant and equipment, intangible assets and inventories	(34)	(39)	(38)
Impairment of financial assets´	56		4
Share of profit from associates and joint ventures	146	(2)	105
Operating income	440	424	631
Financial income	32	5	5
Other financial results	211	558	166
Financial results, net	58	199	(50)
Profit before income tax	498	623	581
Income tax	(121)	318	124
Profit of the year	619	305	457
Total profit of the year attributable to:
Non-controlling interest		3	1
Owners of the company	619	302	456
Oil And Gas Segment [Member]
IfrsStatementLineItems [Line Items]
Revenue - local market	515	402	370
Revenue - foreign market	108	161	159
Intersegment revenue	107	103	117
Cost of sales	(515)	(412)	(350)
Gross profit	215	254	296
Selling expenses	(58)	(49)	(45)
Administrative expenses	(82)	(74)	(60)
Exploration expenses	(21)	(7)
Other operating income	87	86	61
Other operating expenses	(28)	(32)	(26)
Impairment of property, plant and equipment, intangible assets and inventories	34		(30)
Impairment of financial assets´	(10)		(2)
Share of profit from associates and joint ventures
Profit from sale of companies´ interest
Operating income	69	140	194
Financial income	2	2	2
Financial costs	(96)	(203)	(107)
Other financial results	(11)	(15)	(28)
Financial results, net	(105)	(216)	(133)
Profit before income tax	(36)	(76)	61
Income tax	31	29	(16)
Profit of the year	(5)	(47)	45
Depreciation and amortization	237	166	125
Total profit of the year attributable to:
Owners of the company	(5)		45
Non-controlling interest
Assets	1,918	1,396	1,234
Liabilities	1,583	1,213	1,248
Net book values of property, plant and equipment	1,183	1,138	807
Increases in property, plant and equipment, intangible assets and right-of-use assets	354	556	324
(Impairment) Recovery of impairment of property, plant and equipment, intangible assets and inventories		(38)
Owners of the company		(47)
Generation [Member]
IfrsStatementLineItems [Line Items]
Revenue - local market	669	648	663
Revenue - foreign market	3
Intersegment revenue
Cost of sales	(367)	(354)	(370)
Gross profit	305	294	293
Selling expenses	(3)	(2)	(3)
Administrative expenses	(52)	(50)	(39)
Exploration expenses
Other operating income	35	75	25
Other operating expenses	(14)	(27)	(5)
Impairment of property, plant and equipment, intangible assets and inventories
Impairment of financial assets´	(46)
Share of profit from associates and joint ventures	(21)	(18)	65
Profit from sale of companies´ interest
Operating income	204	272	336
Financial income	8	2	1
Financial costs	(53)	(119)	(82)
Other financial results	183	280	72
Financial results, net	138	163	(9)
Profit before income tax	342	435	327
Income tax	119	(225)	(73)
Profit of the year	461	210	254
Depreciation and amortization	100	96	82
Total profit of the year attributable to:
Owners of the company	461		253
Non-controlling interest		3	1
Assets	3,155	2,684	2,464
Liabilities	857	729	979
Net book values of property, plant and equipment	1,357	1,345	1,299
Increases in property, plant and equipment, intangible assets and right-of-use assets	105	259	115
(Impairment) Recovery of impairment of property, plant and equipment, intangible assets and inventories
Owners of the company		207
Petrochemicals [Member]
IfrsStatementLineItems [Line Items]
Revenue - local market	326	359	425
Revenue - foreign market	190	148	192
Intersegment revenue
Cost of sales	(487)	(444)	(536)
Gross profit	29	63	81
Selling expenses	(13)	(15)	(17)
Administrative expenses	(7)	(6)	(5)
Exploration expenses
Other operating income	41	13	1
Other operating expenses	(7)	(7)	(6)
Impairment of property, plant and equipment, intangible assets and inventories			(2)
Impairment of financial assets´
Share of profit from associates and joint ventures
Profit from sale of companies´ interest
Operating income	43	45	52
Financial income	21
Financial costs	(3)	(3)	(3)
Other financial results	7	15	6
Financial results, net	25	12	3
Profit before income tax	68	57	55
Income tax	4	(27)	(15)
Profit of the year	72	30	40
Depreciation and amortization	5	5	5
Total profit of the year attributable to:
Owners of the company	72		40
Non-controlling interest
Assets	173	157	177
Liabilities	109	137	147
Net book values of property, plant and equipment	28	27	24
Increases in property, plant and equipment, intangible assets and right-of-use assets	6	7	7
(Impairment) Recovery of impairment of property, plant and equipment, intangible assets and inventories		(3)
Owners of the company		30
Holding Transportation And Others [Member]
IfrsStatementLineItems [Line Items]
Revenue - local market	65	14	20
Revenue - foreign market
Intersegment revenue
Cost of sales	(17)
Gross profit	48	14	20
Selling expenses
Administrative expenses	(98)	(55)	(38)
Exploration expenses
Other operating income	12	3	44
Other operating expenses	(39)	(22)	(9)
Impairment of property, plant and equipment, intangible assets and inventories			(6)
Impairment of financial assets´			(2)
Share of profit from associates and joint ventures	167	16	40
Profit from sale of companies´ interest	34	9
Operating income	124	(33)	49
Financial income	1	7	9
Financial costs	(33)	(45)	(36)
Other financial results	32	278	116
Financial results, net		240	89
Profit before income tax	124	207	138
Income tax	(33)	(95)	(20)
Profit of the year	91	112	118
Depreciation and amortization
Total profit of the year attributable to:
Owners of the company	91		118
Non-controlling interest
Assets	1,116	631	1,028
Liabilities	518	376	245
Net book values of property, plant and equipment	39	34	34
Increases in property, plant and equipment, intangible assets and right-of-use assets	10	5	36
(Impairment) Recovery of impairment of property, plant and equipment, intangible assets and inventories		2
Owners of the company		112
Eliminations [Member]
IfrsStatementLineItems [Line Items]
Revenue - local market
Revenue - foreign market
Intersegment revenue	(107)	(103)	(117)
Cost of sales	107	103	117
Gross profit
Selling expenses
Administrative expenses
Exploration expenses
Other operating income
Other operating expenses
Impairment of property, plant and equipment, intangible assets and inventories
Impairment of financial assets´
Share of profit from associates and joint ventures
Profit from sale of companies´ interest
Operating income
Financial income		(6)	(7)
Financial costs		6	7
Other financial results
Financial results, net
Profit before income tax
Income tax
Profit of the year
Depreciation and amortization
Total profit of the year attributable to:
Owners of the company
Non-controlling interest
Assets	(17)	(146)	(161)
Liabilities	(17)	(146)	(161)
Net book values of property, plant and equipment
Increases in property, plant and equipment, intangible assets and right-of-use assets
(Impairment) Recovery of impairment of property, plant and equipment, intangible assets and inventories
Owners of the company
Consolidateds [Member]
IfrsStatementLineItems [Line Items]
Revenue - local market	1,575	1,423	1,478
Revenue - foreign market	301	309	351
Intersegment revenue
Cost of sales	(1,279)	(1,107)	(1,139)
Gross profit	597	625	690
Selling expenses	(74)	(66)	(65)
Administrative expenses	(239)	(185)	(142)
Exploration expenses	(21)	(7)
Other operating income	175	177	131
Other operating expenses	(88)	(88)	(46)
Impairment of property, plant and equipment, intangible assets and inventories	34		(38)
Impairment of financial assets´	(56)		(4)
Share of profit from associates and joint ventures	146	(2)	105
Profit from sale of companies´ interest	34	9
Operating income	440	424	631
Financial income	32	5	5
Financial costs	(185)	(364)	(221)
Other financial results	211	558	166
Financial results, net	58	199	(50)
Profit before income tax	498	623	581
Income tax	121	(318)	(124)
Profit of the year	619	305	457
Depreciation and amortization	342	267	212
Total profit of the year attributable to:
Owners of the company	619		456
Non-controlling interest		3	1
Assets	6,345	4,722	4,742
Liabilities	3,050	2,309	2,458
Net book values of property, plant and equipment	2,607	2,544	2,164
Increases in property, plant and equipment, intangible assets and right-of-use assets	$ 475	827	$ 482
(Impairment) Recovery of impairment of property, plant and equipment, intangible assets and inventories		(39)
Owners of the company		$ 302